Loans and Borrowings	12 Months Ended
Mar. 31, 2025
Disclosure Of Loans And Borrowings [Abstract]
Loans and Borrowings
28)
LOANS AND BORROWINGS

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 34.

	As at March 31
Particulars	2024	2025
Non-current liabilities
Secured bank loans	2,609	3,118
Lease liabilities	12,969	10,777
Convertible notes	201,240	—
Non-current portion of loans and borrowings	216,818	13,895

	As at March 31
Particulars	2024	2025
Current liabilities
Current portion of secured bank loans	1,117	1,485
Current portion of lease liabilities	3,689	4,582
Current portion of convertible notes	—	216,075
Current portion of loans and borrowings	4,806	222,142

On February 9, 2021, the Company had issued USD 230,000 principal amount 0.00% convertible senior notes (the "Notes") including USD 30,000 in aggregate principal amount of the Notes issued pursuant to the full exercise of the initial purchasers’ option to purchase additional Notes.

The Notes are convertible based upon an initial conversion rate of 25.8035 of the Company’s ordinary shares, par value USD 0.0005 per share (the “ordinary shares”) per USD 1,000 principal amount of Notes (equivalent to a conversion price of approximately USD 38.75 per ordinary share). The Notes will mature on February 15, 2028, unless earlier repurchased, redeemed or converted. The Notes will be convertible into ordinary shares, at the option of the holders, in integral multiples of USD 1,000 principal amount, at any time prior to the close of business on the second business day preceding February 15, 2028. Holders of the Notes have the right to require the Company to repurchase for cash all or part of their Notes on February 15, 2024 and February 15, 2026 (each, a “repurchase date”) at a repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the relevant repurchase date ("Repurchase Right").

The conversion rate will be subject to adjustment upon the occurrence of certain specified events, but will not be adjusted for accrued and unpaid special interest, if any. In addition, in connection with a make-whole fundamental change or following the Company’s delivery of a notice of tax redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its Notes “in connection with” such make-whole fundamental change or a notice of tax redemption, as the case may be. Further, the Company may, at its option, redeem the Notes, in whole but not in part, following the occurrence certain tax law changes at a redemption price equal to 100% of the principal amount of the Notes to be redeemed, plus accrued and unpaid special interest, if any, to, but excluding, the redemption date (unless the redemption date falls after a special interest record date but on or prior to the special interest payment date to which such special interest record date relates, in which case the Company will instead pay the full amount of accrued and unpaid special interest, if any, to the holder of record as of the close of business on such special interest record date, and the redemption price will be equal to 100% of the principal amount of the Notes to be redeemed).

Upon the occurrence of a fundamental change, holders may require the Company to repurchase for cash all or any portion of their Notes at a fundamental change repurchase price equal to 100% of the principal amount of the Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the fundamental change repurchase date.

The Notes are general unsecured obligations of the Company. The Notes rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the Notes, rank equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated, are effectively subordinated in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness and are structurally junior to all indebtedness and other liabilities of the Company’s subsidiaries.

The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as equity component of convertible notes in equity. The resulting discount, together with the allocated issuance costs, were accreted at an effective interest rate of 7.39% over the period from the issuance date to February 15, 2024, the earliest put date of the Notes representing the first date on which the amount could be required to be paid to the Notes holders.

On January 17, 2024, the Company had notified holders of the Notes, of the right, at the option such holder, to require the Company to repurchase at par all of such holder’s Notes or any portion thereof that is an integral multiple of USD 1,000 principal amount for cash on February 15, 2024, or the Repurchase Right, if properly tendered by the holders subject to the terms and conditions set forth. However, no notes were tendered for repurchase. The next repurchase date will be February 15, 2026 as per the agreement.

Consequent to aforementioned event, the Company had adjusted the gross carrying amount of the Notes at the present value of the estimated future contractual cash flows that are discounted up to next repurchase date at the original effective interest rate to reflect actual and revised estimated contractual cash flows. The difference of USD 30,578 between the gross carrying amount as at February 15, 2024 and revised gross carrying amount was recognised in statement of profit or loss as reversal of finance cost (refer note 16), being change in carrying value of financial liabilities measured at amortised cost during the year ended March 31, 2024. The revised carrying amount of the Notes will be accreted up to the principal amount over a remaining period of 0.88 years (March 31, 2024: 1.88 years) representing the next date on which the amount could be required to be paid to the Notes holders.

Terms and repayment schedule of secured bank loans, lease liabilities and convertible notes:

				As at March 31, 2024		As at March 31, 2025
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2024 - 2030	4,961	3,726	6,595	4,603
Lease liabilities	Multiple	2%-12%	2024 - 2029	42,536	16,658	45,091	15,359
Convertible notes	USD	7.39%	2026	230,000	201,240	230,000	216,075

The bank loans are secured over motor vehicles with a carrying amount of USD 5,264 as at March 31, 2025 (March 31, 2024: USD 4,184).

The information related to contractual maturities of lease liabilities is disclosed in note 34.

Credit facilities

The Group has fund based limits with various banks amounting to USD 32,901 as at March 31, 2025 (March 31, 2024: USD 25,897). Additionally, in order to increase Statement of Financial Position flexibility and provide a back-up source of liquidity for any contingencies or investment opportunities, the Group has secured credit and guarantee facilities of USD 70,000 from an affiliate of Group's largest shareholder. As at March 31, 2025, the Group has drawn Nil (March 31, 2024: Nil) against these limits.

As at March 31, 2025, the Group has non-fund based limits of USD 57,775 (March 31, 2024: USD 58,281) for bank guarantees, primarily in favor of International Air Transport Association ('IATA') and other suppliers from various banks, against any payment default by the Company. Against these limits, the Group has pledged certain bank balances, term deposits, property, plant and equipment [excluding land, building, motor vehicles and buildings (right of use)] and trade receivables ('security') of USD 167,228 (March 31, 2024: USD 129,353) of various subsidiaries. However, in case of default, enforcement of security is limited to the extent of amount due against withdrawn limits. As at March 31, 2025 and March 31, 2024, the Parent Company has issued guarantees to banks in respect of credit facilities granted to MakeMyTrip (India) Private Limited.

Reconciliation of movements of liabilities to cash flows arising from financing activities:

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible notes	Total
Balance as at April 1, 2022	1,392	13,952	201,240	216,584

Proceeds from bank loans	2,168	—	—	2,168
Repayment of bank loans	(749)	—	—	(749)
Acquired through business combination	—	199	—	199
Additions to lease liabilities	—	7,255	—	7,255
Adjustment due to modifications	—	(1,435)	—	(1,435)
Payment of lease liabilities	—	(2,415)	—	(2,415)
Interest accrued	189	1,554	14,878	16,621
Interest paid	(189)	(1,554)	—	(1,743)
Effect of change in foreign exchange rates	(144)	(1,177)	—	(1,321)
Balance as at March 31, 2023	2,667	16,379	216,118	235,164

Proceeds from bank loans	2,114	—	—	2,114
Repayment of bank loans	(1,009)	—	—	(1,009)
Acquired through business combination	—	115	—	115
Additions to lease liabilities	—	3,540	—	3,540
Adjustment due to modification/change in estimate	—	(26)	(30,578)	(30,604)
Payment of lease liabilities	—	(3,105)	—	(3,105)
Interest accrued	266	1,783	15,700	17,749
Interest paid	(266)	(1,783)	—	(2,049)
Effect of change in foreign exchange rates	(46)	(245)	—	(291)
Balance as at March 31, 2024	3,726	16,658	201,240	221,624

Proceeds from bank loans	2,435	—	—	2,435
Repayment of bank loans	(1,455)	—	—	(1,455)
Acquired through business combination	—	22	—	22
Additions to lease liabilities	—	2,958	—	2,958
Adjustment due to modification	—	(123)	—	(123)
Payment of lease liabilities	—	(3,763)	—	(3,763)
Interest accrued	405	1,697	14,835	16,937
Interest paid	(405)	(1,697)	—	(2,102)
Effect of change in foreign exchange rates	(103)	(393)	—	(496)
Balance as at March 31, 2025	4,603	15,359	216,075	236,037